Summary of Significant Accounting Policies - Summary of Useful Lives of Principal Classes of Assets (Detail)	12 Months Ended
	Dec. 31, 2025	Mar. 31, 2025
Computers and software [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life of asset	3 years
Office furniture and equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life of asset	5 years
Office furniture and equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life of asset	12 years
Laboratory Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life of asset		5 years
Leasehold improvement [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life of asset, description	Over the shorter of the expected remaining lease term or estimated useful life